Business Combinations - Unaudited Pro forma Net Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Rocket Lab USA, Inc.
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net revenues	$ 35,611	$ 56,045